Long-term Investments (Narrative of equity method investment) (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Internet security company, Investee I [Member]	Nov. 30, 2011 Internet security company, Investee I [Member]	Dec. 31, 2012 Internet security company, Investee I [Member]	Dec. 31, 2011 Internet security company, Investee I [Member]	Dec. 31, 2012 Web game company, Investee J [Member]	Dec. 31, 2011 Web game company, Investee J [Member]	Dec. 31, 2012 Internet security company, Investee K [Member]	Dec. 31, 2012 Internet security company, Investee K [Member]	Apr. 30, 2012 Internet security company, Investee K [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					30.00%				25.00%			20.00%
Continuous technical support for technology licenses, Duration (in years)					10 years
Fair Value of technology licenses					$ 3,000,000
Initial cost of equity investment									1,572,000			2,006,000
Equity Method Investment, Additional investment				2,140,000
Income (Loss) from Equity Method Investments	(4,845,000)	(437,000)	(57,000)			(2,337,000)	(142,000)	(247,000)	(25,000)	(115,000)
Other than temporary impairment loss	$ 1,541,000	$ 236,000	$ 0			$ 0		$ 0			$ 0